Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,123,000.00
Previously Paid Amount	0.00
Total Fee Amount	569.39
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 569.39
Narrative - Max Aggregate Offering Price	$ 4,123,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true